Vessel Charters - Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out (Parenthetical) (Detail) (USD $)
	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Vessel	Dec. 31, 2013
Capital Leases and Operating and Direct Finance Leases [Line Items]
Restricted cash on deposit	$ 498,400,000	$ 497,298,000
Restricted cash deposits relating to certain term loans and dry-docking expenditures and emergency repairs	22,600,000	21,700,000
Tax indemnification	23,400,000	23,900,000
Estimated charter hire payments	833,100,000
RasGas II LNG Carriers [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Restricted cash on deposit	475,800,000	475,600,000
Number of vessels	3
Number of capital leased assets	3
Teekay Tangguh Joint Venture [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Ownership interest held by partnership	69.00%	69.00%
Number of vessels	2
Teekay Nakilat Corporation [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Ownership interest held by partnership	70.00%
Number of vessels	3
Teekay Nakilat Corporation [Member] | Teekay Tangguh Joint Venture [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels	5
Huelva Spirit [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Capital lease obligation	$ 26,800,000
Awilco LNG Carriers [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels	2
Volume of vessels	155,900
Extension option period	1 year
Maximum [Member] | Awilco LNG Carriers [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Capital lease arrangement period, lessor	five-year fixed-rate
Minimum [Member] | Awilco LNG Carriers [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Capital lease arrangement period, lessor	four-year fixed-rate